Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Provisions
	12.31.2018		12.31.2017
Non-current
Labor and Social Security		47,808,492		65,236,094
Environmental restoration		186,119,946		119,005,448
Civil and others		58,706,815		53,609,583

Total		292,635,253		237,851,125

Summary of Changes in Provisions

Changes in the provisions were as follows:

	Labor and Social Security	Environmental restoration	Civil and others	Total
Balances as of January 1, 2017	53,907,144	109,845,604	58,612,854	222,365,602
Increases	20,403,689	10,542,174	26,346,034	57,291,897
Uses (*)	(9,074,739)	(1,382,330)	(31,349,305)	(41,806,374)

Balances as of December 31, 2017	65,236,094	119,005,448	53,609,583	237,851,125
Increases	15,610,373	113,543,802	37,085,005	166,239,180
Uses (*)	(33,037,975)	(46,429,304)	(31,987,773)	(111,455,052)

Balances as of December 31, 2018	47,808,492	186,119,946	58,706,815	292,635,253

(*)	Includes the application of provisions to their specific purposes and the effect of the inflation adjustment.